Note 10 - Deposits (Details) - Deposits and Weighted Average Interest Rates (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 10 - Deposits (Details) - Deposits and Weighted Average Interest Rates [Line Items]
Noninterest checking	0.00%	0.00%
Noninterest checking (in Dollars)	$ 118,073	$ 169,362
Noninterest checking	23.80%	30.60%
NOW accounts	0.02%	0.03%
NOW accounts (in Dollars)	75,553	70,407
NOW accounts	15.20%	12.70%
Savings accounts	0.07%	0.07%
Savings accounts (in Dollars)	46,672	44,823
Savings accounts	9.40%	8.10%
Money market accounts	0.25%	0.28%
Money market accounts (in Dollars)	158,798	139,818
Money market accounts	32.00%	25.20%
(in Dollars)	399,096	424,410
	80.40%	76.60%
Interest rate- Amount (in Dollars)	97,654	129,520
Interest rate- Percent of total	19.60%	23.40%
Total certificates	0.61%	0.80%
Total certificates (in Dollars)	97,654	129,520
Total certificates	19.60%	23.40%
Total deposits	0.21%	0.26%
Total deposits (in Dollars)	496,750	553,930
Total deposits	100.00%	100.00%
Range 1 [Member]
Note 10 - Deposits (Details) - Deposits and Weighted Average Interest Rates [Line Items]
Interest rate- Amount (in Dollars)	81,197	85,705
Interest rate- Percent of total	16.30%	15.50%
Total certificates (in Dollars)	81,197	85,705
Total certificates	16.30%	15.50%
Range 2 [Member]
Note 10 - Deposits (Details) - Deposits and Weighted Average Interest Rates [Line Items]
Interest rate- Amount (in Dollars)	13,629	38,456
Interest rate- Percent of total	2.70%	6.90%
Total certificates (in Dollars)	13,629	38,456
Total certificates	2.70%	6.90%
Range 3 [Member]
Note 10 - Deposits (Details) - Deposits and Weighted Average Interest Rates [Line Items]
Interest rate- Amount (in Dollars)	2,721	4,798
Interest rate- Percent of total	0.60%	0.90%
Total certificates (in Dollars)	2,721	4,798
Total certificates	0.60%	0.90%
Range 4[Member]
Note 10 - Deposits (Details) - Deposits and Weighted Average Interest Rates [Line Items]
Interest rate- Amount (in Dollars)	107	561
Interest rate- Percent of total	0.00%	0.10%
Total certificates (in Dollars)	$ 107	$ 561
Total certificates	0.00%	0.10%